Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Trade payables	9,573	5,444
Accrued expenses	22,094	7,354
Amounts due to related parties	139	1,900
Social security and other taxes	1,230	879
Outstanding defined contribution pension costs	423	8
	33,459	15,585

Amounts falling due after more than one year:

	December 31,	December 31,
	2025	2024
	£ 000	£ 000
Deferred fees and charges	—	3,991